Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Fair Value Measurements	Fair Value Measurements
Certain of our financial assets and liabilities are measured at fair value on a recurring basis and classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain non-financial assets and liabilities may also be measured at fair value on a non-recurring basis. There are three levels of the fair value hierarchy that prioritize the inputs to valuation techniques used to measure fair value, with Level 1 inputs having the highest priority. The levels and the valuation techniques used to value our financial assets and liabilities are described below:

Level 1 – Quoted Prices in Active Markets for Identical Assets

Level 1 inputs are unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Certain cash equivalents, certain marketable equity securities and certain debt securities are valued using quoted market prices in active markets. Accordingly, these items are included in Level 1 of the fair value hierarchy.

Level 2 – Significant Observable Inputs Other than Quoted Prices

Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Derivative instruments and embedded derivatives are included in Level 2 of the fair value hierarchy, as they are valued using pricing models or discounted cash flow models. These models require a variety of inputs, including, but not limited to, market prices, forward price curves, yield curves and credit spreads. These inputs are obtained from or corroborated with the market. Also included in Level 2 are settlement receivables and settlement payables from provisional pricing on concentrate sales and purchases, certain refined metal sales and steelmaking coal sales because they are valued using quoted market prices derived based on forward curves for the respective commodities and published price assessments for steelmaking coal sales.

Level 3 – Significant Unobservable Inputs

Level 3 inputs are unobservable (supported by little or no market activity).

We include investments in certain debt securities and certain equity securities in non-public companies in Level 3 of the fair value hierarchy because they trade infrequently and have little price transparency.

The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and 2020, are summarized in the following table:

(CAD$ in millions)	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$790	$—	$—	$790	$313	$—	$—	$313
Marketable equity securities	41	—	47	88	64	—	38	102
Debt securities	104	—	1	105	88	—	2	90
Settlement receivables	—	1,126	—	1,126	—	949	—	949
Derivative instruments and embedded derivatives	—	78	—	78	—	96	—	96
	$935	$1,204	$48	$2,187	$465	$1,045	$40	$1,550

Financial liabilities
Derivative instruments and embedded derivatives	$—	$158	$—	$158	$—	$32	$—	$32
Settlement payables	—	39	—	39	—	61	—	61
	$—	$197	$—	$197	$—	$93	$—	$93
30.    Fair Value Measurements (continued)

The discounted cash flow models used to determine the FVLCD of certain non-financial assets, are classified as Level 3 measurements. Refer to Note 7 for information about these fair value measurements.

Unless disclosed elsewhere in our financial statements (Note 18 and Note 20), the fair value of the remaining financial assets and financial liabilities approximate their carrying value.